United States
                         Securities and Exchange Commission
                             Washington, D.C.  20549

                               FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

                   Investment Company Act file number 811-6680

                                BHIRUD FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                           c/o Bhirud Associates, Inc.
                1266 E. Main Street, Stamford, Connecticut 06902
             (Address of Principal Executive Offices)     (Zip code)
      Registrant's Telephone Number, including Area Code: (203) 977 - 1521

                                  SURESH BHIRUD
                             Bhirud Associates, Inc.
                1266 E. Main Street, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                     Copy to: Sarah A. Bessin
                             Sherman & Sterling
                             801 Pennsylvania Ave., NW
                             Washington, DC 20004


Registrant's telephone number, including area code: (203) 977-1521

Date of fiscal year end: July 31

Date of reporting period: January 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1.  Reports to Stockholders.




                          The Apex Mid Cap Growth Fund
                              C/o Bhirud Funds Inc.
                     Soundview Plaza, 1266 East Main Street
                               Stamford, CT 06902
                             Telephone  (877) 593-8637

                               SEMI ANNUAL REPORT
                              January 31st , 2003
                                  (UNAUDITED)


March 12, 20031

Enclosed is the Semi-Annual Report of the Apex Mid Cap Growth Fund for the 6 months ending January 31st , 2003.







Suresh L. Bhirud
Chairman of the Board

                          The Apex Mid Cap Growth Fund
       Schedule of Investments report Date January 31st , 2003 (UNAUDITED)


         CO.  NAME                      Shares   % MV  Market
                                                       Value
          VIVUS INC *                        8             27
          KERAVISION *                    5000              2
          MILLENNIUM PHARMACEUTICAL *      500          3,700
          LCA VISION *                     750          2,348
          CYTOGEN *                        300            813
          IMMUNE RESPONSE CORP. *         2000          2,640
          APPLIED DIGITAL SOLUTIONS *    16000          6,224
 TOTAL    DRUG INDUSTRY                          8.08  15,753
          METRICOM *                       100              1
          EMC CORPORATION *                500          3,850
          BROCADE COMMUNICATIONS *         500          2,235
          XYBERNAUT *                     1000            440
          WESTERN DIGITAL CORP. *         1000          7,950
          SUN MICROSYSTEMS *               500          1,545
          PALM *                           200          3,102
 TOTAL    COMPUTER & PERIP.                      9.81  19,123
          VA LINUX SYSTEMS *               500            515
          RED HAT *                       1000          5,140
          ACTIVISION *                     300          4,365
          CITYVIEW CORP *                10000            900
          BEYOND.COM CORP *                600              4
 TOTAL    COMPUTER SOFTW & SVC                   5.60  10,924
          SUPERCONDUCTOR TECHNOLOGIES*    1300          1,456

          ELECTRIC FUEL CO *              1800            972
 TOTAL    ELECTRICAL EQUIPT.                     1.25   2,428
          UNIVIEW TECHNOLOGIES *          8500            213
          PARADYNE NETWORKS *             2000          2,180

See accompanying Notes to Financial Statements        Page:1

         CO.  NAME                      Shares   % MV  Market
                                                       Value

          ADAPTIVE BROADBAND *            1300              3
 TOTAL    ELECTRONICS                            1.23   2,395
          RF MICRO DEVICES *               300          1,686
          ATMEL CORP. *                   2000          4,100
          TRANSMETA CORPORATION *         1000          1,410
          ADVANCED MICRO DEVICES INC.*     500          2,620

 TOTAL    SEMICONDUCTOR                          5.04   9,816
          AUTOBYTEL.COM *                 3421         10,092
 TOTAL    AUTO & TRUCK                           5.18  10,092
          OSI SYSTEMS *                    400          7,756
 TOTAL    PRECISION INSTRUMENT                   3.98   7,756
          USURF AMERICA INC *            16500          1,155
          SATYAM INFOWAY LTD *            1000          3,590
          SOFTNET AMERICAN INDEPENDEN *    500          1,240

          SPRINT CORP (PCS GROUP) *       1000          3,760
          WORLDCOM INC. *                 5000            760
          LEVEL 3 COMMUNICATION *         1000          5,050
          KOREA THRUNET CO LTD *          1000          1,191
          INTERNET GOLD-GOLDEN LINES *    2000          4,960

          INFOSPACE INC. *                 300          3,300
          HIGH SPEED ACCESS *             1000          1,335
          INTERNAP *                      1000            460
 TOTAL    TELECOM. SERVICES                     13.75  26,801
          LUCENT TECHNOLOGIES *           1000          1,860
          SONUS NETWORKS *                4000          4,680
          CIENA CORP *                     500          2,900
          QIAO XING UNIV *                1000          2,710
          ACCELERATED NETWORK *           2000            130
 TOTAL    TELECOM. EQUIPMENT                     6.30  12,280
          VIDEO NETWORK COMM *             200            110
          ESAFETYWORLD INC *               500              3
 TOTAL    ENVIRONMENTAL                          0.06     113
          EGGHEAD.COM *                   4260             17
          GSV INC *                        200             20
 TOTAL    RETAIL SPECIALTY                       0.02      37
          MORTGAGE.COM *                  4000              0
 TOTAL    FINANCIAL SERVICES                     0.00       0
          WIT SOUNDVIEW *                 2000          2,860
          E TRADE GROUP *                 1500          6,750
          TRACK DATA CORPORATION *       14000          9,380
          KNIGHT/TRIMARK GROUP *           500          2,560
 TOTAL    SECURITIES BROKERAGE COMP.            11.06  21,550
          CMG INFORMATION SERVICES *      2000          1,780
 TOTAL    INVESTMENT CO. (DOM) COMP.             0.91   1,780
          ACCLAIM ENTERTAINMENT INC. *    3000          1,620

 TOTAL    HOTEL / GAMING                         0.83   1,620

See accompanying Notes to Financial Statements        Page:2


         CO.  NAME                      Shares   % MV  Market
                                                       Value

          RAINMAKER SYSTEMS INC *         1000            780
          VISAGE TECHNOLOGY *             1000          4,650
          IDENTIX INC. *                  1343          5,491
 TOTAL    INDUSTRIAL SERVICES                    5.60  10,921

          DRKOOP.COM INC *                2000              0
 TOTAL    HEALTHCARE INFO SYS                    0.00       0

          NETFLIX INC. *                   450          5,940
          DIAMOND HITTS PRODUCTION *      9000              5

 TOTAL    ENTERTAINMENT                          3.05   5,945

          CAREMATRIX *                     278              1
 TOTAL    MEDICAL SERVICES                       0.00       1

          TRIMEDYNE INC *                20000          2,000
 TOTAL    MEDICAL SUPPLIES                       1.03   2,000

          EDULINK INC *                  40000            116
 TOTAL    DIVERSIFIED CO                         0.06     116

          CHINA.COM CORP CLASS A *        2000          6,220
          LOOKSMART LTD *                 3000          9,150
          E-LOAN *                        1000          2,290
          INTERNET CAPITAL GROUP INC *    3000          1,140

          VERTICALNET *                    200            184
          I2 TECHNOLOGIES *               1000          1,000
          PACIFIC INTERNET *              5000         25,550
 TOTAL    INTERNET INDUSTRY                     23.36  45,534

          TIVO *                          2000         10,340
 TOTAL    CABLE TV                               5.31  10,340

         TOTAL COMMON STOCKS                   111.51 217,325

         TOTAL INVESTMENTS                     111.51 217,325
         OTHER ASSETS (LESS LIABILITIES)      (11.51) (22,431)


         NET ASSETS                            100.00 194,894
         NET ASSETS VALUE PER SHARE                      0.81
         OFFERING PRICE PER SHARE                        0.86

* Non - income producing securities


See accompanying Notes to Financial Statements         PAGE: 3


                          THE APEX MID CAP GROWTH FUND
 STATEMENT OF ASSETS AND LIABILITIES For the 6 months ended January 31st , 2003
                                   (Unaudited)

ASSETS
   Investment Securities at Value              $  217,326
(Identified cost -  $2,099,545) (Note 1)
  Cash                                              3,048
  Due from broker                                   7,610
  Prepaid Insurance                                   305

  Total Assets                                              $228,289

LIABILITIES

    Investment Securities Purchases              $  7,450
    Accrued expenses                               25,944
  Total Liabilities                                       ($ 33,394)

    NET ASSETS (Equivalent to $0.81 per share             $  194,895
        based on 240,132  shares outstanding)

COMPOSITION OF NET ASSETS:
  Paid in Capital                              $3,173,422
  Distribution in excess of accumulated Net   (1,096,308)
Realized gain (loss)
  Accumulated Net Investment Income                --
  Net Unrealized Appreciation (Depreciation)  (1,882,219)
            of Investments
  Total Net Assets                              $ 194,895

STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED JANUARY 31st , 2003


INVESTMENT INCOME
  Interest                                                  $     72
EXPENSES
  Audit                                            $2,186
  Fund Accounting                                   5,850
  Transfer Agent                                    2,580

  Shareholder Report                                  154

  Registration                                        295
  Insurance                                           578
  Fund Administration (Note 4)                        201
  Custodian                                         3,360
  Investment Advisor (Note 4)                       1,007
  12b-1 Fees (Note 6)                                 252
 Total Expenses                                             (16,463)
  Expense Reimbursement/ waived by Advisor (Note 4)           1,208

  Expense net of Reimbursement/ waiver                      (15,255)
NET INVESTMENT GAIN (LOSS)                                  (15,183)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments                   (72,922)
  Change in Unrealized Appreciation
      (Depreciation) of Investments                           90,363
NET REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS            17,441

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATION                                       2,258


            See accompanying Notes to Financial Statements    PAGE: 4



                          THE APEX MID CAP GROWTH FUND
        STATEMENT OF CHANGES IN NET ASSETS   FOR EACH PERIOD (UNAUDITED)

                                      For the 6 Months  For the Year
                                                 Ended         Ended
                                      January 31, 2003 July 31, 2002
INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income/ (loss)            $  (15,183)   $  (43,918)
  Net Realized Gain / (loss) on
      investment  Securities Sold             (72,922)     (204,042)
  Net unrealized  appreciation/
    (depreciation) of Investments              90,363        91,226

  Net Increase (Decrease) in Net
    Assets Resulting from Operations         $  2,258   $  (156,734)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Dividend distributions paid                        0             0
  Capital Gains                                      0             0
  Total Distributions                                0             0

CAPITAL SHARE TRANSACTIONS
  Shares Sold                                        0         9,240
  Shares issued in lieu of Cash                      0             0
Distributions
  Cost of shares Redeemed                     (37,858)      (39,382)
  Increase (Decrease) in Net Assets           (37,858)      (30,142)
Due to Capital Share Transactions

  TOTAL INCREASE (DECREASE) IN NET            (35,600)     (186,876)
ASSETS
  NET ASSETS BEGINNING OF PERIOD               230,495       417,371
  NET ASSETS END OF PERIOD                   $ 194,895    $  230,495

 FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                      (UNAUDITED)

                              For the For the For the  For the For the
                                    6    Year    Year     Year    Year
                               Months   Ended   Ended    Ended   Ended
                                Ended
                              January    July    July     July    July
                                  31,     31,     31,      31,     31,
                                 2003    2002    2001     2000    1999

NET ASSET VALUE, BEGINNING OF   $0.79   $1.31   $4.45    $9.30   $7.53
PERIOD
Income/(Loss) from Investment
Operations:
  Net Investment               (0.13)  (0.15)  (0.15)   (0.14)  (0.06)
Income/(Loss)

  Net Gain/(Loss) on             0.15  (0.37)  (2.48)   (2.28)    2.23
Securities (Both Realized and
Unrealized)

  Total from Investment          0.02  (0.52)  (2.63)   (2.42)    2.17
Operations

Distributions:
  Dividend Distributions Paid    0.00    0.00  (0.51)   (2.43)  (0.21)
  Distributions from Capital     0.00    0.00    0.00     0.00  (0.19)
Gains

  Total Distributions            0.00    0.00  (0.51)   (2.43)  (0.40)

NET ASSET VALUE, END OF        $ 0.81  $ 0.79  $ 1.31   $ 4.45  $ 9.30
PERIOD
Total Return (Not Reflecting  2.53%** (39.69) (62.36)  (37.21)  31.36%
Sales Load)                                 %       %        %

Ratios/Supplemental Data:
  Net Assets, End of Period     $ 195   $ 230   $ 417   $1,379  $2,527
(in thousands)
  Ratios to Average Net Assets:
    Expenses                  7.62%**  12.42%   7.04%    2.68%   2.26%
    Net Investment           (7.59)%**(12.31) (6.72)%  (2.37)% (0.66)%
Income/(Loss)

    Effect of
Reimbursements/Waivers on     0.60%**   1.20%   1.20%    1.19%   1.19%
Above Ratios

Portfolio Turnover Rate       92.31%** 117.18% 158.17%  355.90% 405.39%



** Not annualized
See accompanying Notes to Financial Statements                PAGE: 5


THE APEX MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED  JANUARY 31, 2003 (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES
     Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

     SECURITY VALUATION
     Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

     United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES
     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


2.   CAPITAL STOCK TRANSACTIONS
     The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001). Transactions in shares of common stock for the six months ended January 31st , 2003 were as follows:

                                           Shares        Amount
    Beginning Balance                     290,089   $ 3,255,198
    Shares Sold                                 0             0
    Shares Issued in  Reinvestment of           0             0
    Dividends
    Shares Redeemed                     ( 49,956)     ( 37,857)
    Net Increase (Decrease)              (49,956)      (37,857)
    Ending Balance                        240,133    $3,217,341

3.   INVESTMENTS
Purchases and sales of securities for the six months ended January 31st , 2003 other than short-term securities, aggregated $200,348 and $251,909, respectively. The cost of securities is substantially the same for Federal income tax purposes.

For Federal income tax purposes:
        Aggregate Cost                   $2,099,545

        Gross Unrealized Appreciation        15,505


        Gross Unrealized Depreciation    (1,897,724)

        Net Unrealized Depreciation     ($1,882,219)

4.  INVESTMENT ADVISORY CONTRACT
The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31st , 2003 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 1,007. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31st , 2003 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $201.
From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.  ORGANIZATION EXPENSES
The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.  DISTRIBUTION PLAN
The Fund's Board of Directors has adopted a distribution plan (the "Plan") under
Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31st , 2003, the Fund has incurred distribution costs of $252 payable to Bhirud Associates, Inc.

7.  TRANSACTIONS WITH AFFILIATES
During the six months ended January 31st , 2003 the Fund paid $1,110, brokerage commissions to Bhirud Associates, Inc.

8.  RECLASSIFICATION OF CAPITAL ACCOUNTS
In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(43,918) as of July 31, 2002, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.



                    THE APEX MID CAP GROWTH FUND
                        C/o Bhirud Funds Inc.
                           SOUNDVIEW PLAZA
                        1266 EAST MAIN STREET
                         STAMFORD, CT  06902
                           (877) 593-8637

Trustees Information

    The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age  Position(s), Length    Principal Occupations
                       of Time Served         During Past 5 Years,
                                              Directorship Held

Officers and Interested Directors

Suresh L. Bhirud, 54   Chairman of the Board  Chairman of the Board
27 Winding Ln.         and Treasurer since    and Treasures;
Darien, CT 06820       August 6,1992          President of Bhirud
                       President since July   Associates, Inc.
                       23, 2002

Harish L. Bhirud, 49   Director since April   Director and Vice-
71 Strawberry Hill     7, 1997                President of Bhirud
Ave., #607             Vice President since   Funds Inc.
Stamford, CT 06902     January 24, 1995       Vice-President-Bhirud
                                              Associates, Inc.

Disinterested Directors

Timothy M. Fenton,     Director since August  Licensed Realtor with
59                     6, 1992                William Raveis, Since
6 Jackson Dr.                                 August 2002.
Norwalk, CT 06851                             Chairman of Fenton &
                                              Zalenetz Inc., a
                                              direct marketing
                                              consulting firm.

M. John Sterba, Jr.,   Director since August  Chairman of
59                     6,1992                 Investment Management
Investment Mgmt                               Advisors, Inc.
Advisors Inc.
156 Fifth Ave.
New York, NY 10010

Alexander Norman       Director since August  Chairman and Chief
Crowder, III, 67       6,1992                 Executive Officer of
159 E Ave., Old Forge                         Alexander & Alexander
Green                                         Consulting Group.
New Canaan, CT 06840

Investment Advisor & Distributor	Bhirud Associates, Inc.
Administrator	                  Bhirud Associates, Inc.
Custodian                       	US Bank, N.A.
Legal Counsel 	                  Sherman & Sterling
Independent Auditors 	            Van Buren & Hauke, LLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.


Item 2.  Code of Ethics.

Not applicable to Semi-Annual Reports for the period ended January 31, 2003.

Item 3.  Audit Committee Financial Expert.

Not applicable to Semi-Annual Reports for the period ended January 31, 2003.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.

Not applicable to Reports for the period ended January 31, 2003.

Item 10.  Exhibits.  Certifications required by Item 10(b) of
Form N-CSR are filed herewith.

                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           Bhirud Funds Inc.


By /s/Suresh L. Bhirud
     Suresh L. Bhirud
     President and Treasurer


Date March 12, 2003